Share-based payments, Reconciliation of Outstanding RSUs (Details) - Restricted Share Units [Member]	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares
Number of RSUs [Abstract]
Outstanding at beginning of year (in shares)	0
Granted during the year (in shares)	3,740,366
Forfeited during the year (in shares)	(112,499)
Exercised during the period (in shares)	(4,000)
Outstanding at end of year (in dollars per share)	3,623,867
Exercisable at the end of year (in dollars per share)	0
Weighted average remaining contractual life of RSUs outstanding	4 years 6 months 18 days
Exercise price of RSUs (in dollars per share) | $ / shares	$ 0
Number of RSUs issued (in shares)		0